Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (653,700)	$ (92,070)	¥ (971,233)	¥ (796,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	133,400	18,789	124,096	47,766
Allowance for credit losses	18,502	2,606	24,921	12,115
Inventory reserve	1,105	156	11,202	2,619
Loss on disposal of equipment	1,008	142	1,418	178
Share of loss from an equity method investee	361	51	294	483
Share-based compensation	260,719	36,722	326,784	282,433
Accrued interest	0	0	0	295
Change in fair value of convertible note receivable	(215)	(30)	(105)	0
Non-cash operating lease expenses	35,196	4,957	37,447	35,317
Derecognition of right-of-use asset and lease liability	(13)	(2)	(473)	0
Changes in operating assets and liabilities:
Accounts receivable	(12,386)	(1,745)	(21,505)	(18,930)
Contract assets	(4,011)	(565)	(20,658)	(30,838)
Amounts due from related parties	0	0	0	212
Inventories	57,277	8,067	(21,654)	(66,999)
Prepayments and other current and non-current assets	12,353	1,740	33,919	(34,859)
Accounts payable	(31,124)	(4,384)	16,632	(5,102)
Deferred revenue	(17,096)	(2,408)	4,762	68,469
Accrued liabilities and other current liabilities	(19,247)	(2,711)	33,662	44,244
Customer deposits	(606)	(85)	831	(148)
Deferred government grants	427	60	663	(263)
Operating lease liabilities	(37,744)	(5,316)	(37,811)	(29,735)
Other non-current liabilities	0	0	0	11,554
Net cash used in operating activities	(255,800)	(36,026)	(456,808)	(477,886)
Cash flows from investing activities:
Proceeds from maturity of short-term investment	0	0	65,598	358,504
Proceeds from disposal of equipment	84	12	2,414	565
Prepayment for property and equipment	0	0	(8,259)	(6,590)
Purchase of property and equipment	(8,104)	(1,141)	(62,031)	(204,329)
Purchase of intangible assets	(1,280)	(180)	(185)	(2,529)
Purchase of convertible note	0	0	(5,000)	0
Purchase of short-term investments	0	0	0	(63,924)
Net cash generated from (used in) investing activities	(9,300)	(1,309)	(7,463)	81,697
Cash flows from financing activities:
Financing lease obligation payments	0	0	0	(5,111)
Refund of consideration for Employee Share Incentive Program	(41,855)	(5,895)	(12,035)	(3,823)
Repayment of short-term borrowings	0	0	(2,370)	(5,000)
Repayment of long-term borrowings	0	0	0	(34,695)
Purchase of treasury stock	(6,977)	(983)	(71,834)	(4,270)
Net cash used in financing activities	(48,832)	(6,878)	(86,239)	(52,899)
Effect of exchange rate on cash, cash equivalents and restricted cash	3,863	543	36,666	(37,006)
Net increase (decrease) in cash, cash equivalents and restricted cash	(310,052)	(43,670)	(513,844)	(486,094)
Cash, cash equivalents and restricted cash at the beginning of year	925,268	130,321	1,439,112	1,925,206
Cash, cash equivalents and restricted cash at the end of year	615,216	86,651	925,268	1,439,112
Supplemental disclosures of cash flow information:
Interest expense paid	0	0	877	1,517
Income tax expense paid	0	0	98	1,105
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in prepayments and other non-current assets	4,656	656	7,794	14,017
Purchase of property and equipment included in accounts payable	1,762	248	(6,645)	(32,700)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	615,096	86,634	905,451	1,431,317
Restricted cash	120	17	19,817	7,795
Cash, cash equivalents and restricted cash at the end of year	¥ 615,216	$ 86,651	¥ 925,268	¥ 1,439,112